COMMON STOCK REPURCHASE PROGRAM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 12, 2015	May. 08, 2012
Common Stock Repurchase Program [Abstract]
Stock Repurchase Program, Up to 5% Percent of Company's Stock to be Repurchased			5.00%	5.00%
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			630,000	528,815
Stock Repurchased During Period, Shares	628,530	63,715
Stock Repurchased During Period, Value	$ 7,531	$ 722